Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
At January 1, 2022 (Nominal values) | €	€ 21
Acquired from third-parties (Nominal values) | €	134
At June 30, 2022 (Nominal values) | €	€ 155
At January 1, 2022 (Holding) | shares	154,837
Acquired from third-parties (Holding) | shares	1,000,000
At June 30, 2022 (Holding) | shares	1,154,837
At January 1, 2022 (Holding in % of total outstanding shares)	0.27%
Acquired from third-parties (Holding in % of total outstanding shares)	0.00%
At June 30, 2022 (Holding in % of total outstanding shares)	2.03%